UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

December 31, 2004

ANNUAL

REPORT

Salomon Brothers Asset Management

Salomon Brothers Investment Series

■	Cash Management Fund

■	New York Municipal Money Market Fund

NOT FDIC INSURED  •  NOT BANK GUARANTEED  •  MAY LOSE VALUE

Letter from the Chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite sharply rising oil prices, threats of terrorism, geopolitical concerns, and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the reporting period. Following a robust 4.5% gain in the first quarter of 2004, gross domestic product (“GDP”)i growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, third quarter 2004 GDP growth rose to a solid 4.0%. While fourth quarter GDP figures have not yet been released, continued growth is expected.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% at the end of June 2004 — the first rate increase in four years. The Fed again raised rates in 0.25% increments during August, September, November, and December, bringing the target for the federal funds rate to 2.25%. After the end of the fund’s reporting period, at their February meeting, the Fed once again raised the target rate by 0.25% to 2.50%. Regardless of the economic expansion and higher interest rates, the overall bond market generated positive returns during the fiscal year.

Please read on for a more detailed look at prevailing economic and market conditions during the fund’s fiscal year and to learn how those conditions have affected fund performance.

INFORMATION ABOUT YOUR FUND

As you may be aware several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included with this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

February 3, 2005

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

SALOMON BROTHERS

Cash Management Fund

PERFORMANCE REVIEW

As of December 31, 2004, the seven-day current yield for Class A shares of the Salomon Brothers Cash Management Fund was 1.73% and its seven-day effective yield, which reflects compounding, was 1.74%.1 Past performance is no guarantee of future results. The fund’s yields will vary and performance of other share classes may differ.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

MARKET/ECONOMIC OVERVIEW

Robust consumer spending and business investment spurred gross domestic product (“GDP”)i growth over the reporting period. Households benefited from a healthier job market, low interest rates, and the wealth effect created from rising home prices. Corporations continued to reap profits from improved balance sheets, low borrowing costs, and continued tax incentives. The economy maintained the momentum of the recovery from the previous year enough for GDP to grow over 4% for 2004. Labor markets improved, although at times unevenly, adding over 2 million jobs during the reporting period. Oil prices rose sharply over the year, peaking in October 2004. Prices have since fallen and we believe this should lessen the negative impact to economic growth in the coming months. Overall, inflation remained well contained, but it has been rising modestly at the core level.

PORTFOLIO POSITIONING

Money market yields began to move higher in the second quarter of 2004, in anticipation of the first Federal Reserve Board (“Fed”)ii interest rate increase. Monetary policy was viewed as being accommodative and the Fed was seen as needing to shift to a less simulative stance. In the middle of the second quarter, we started to shorten the average maturity of the fund in anticipation of higher yields and more attractive extension opportunities. For the remainder of the year, we maintained a cautious maturity stance. We continue to invest in high quality commercial paper, bank certificates of deposit, and government agencies.

SALOMON BROTHERS CASH MANAGEMENT FUND

YIELDS AS OF DECEMBER 31, 2004

(unaudited)

	Seven Day Current Yield[1]	Seven Day Effective Yield[1]

Class A Shares	1.73%	1.74%

Class B Shares	1.73%	1.74%

Class C Shares	1.73%	1.74%

Class O Shares	1.73%	1.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate and may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

Both yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield would have been 1.22% and the seven-day effective yield would have been 1.23% for Classes A, B, C and O shares, respectively.

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Thank you for your investment in the Salomon Brothers Cash Management Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the fund’s investment goals.

Sincerely,

Kevin Kennedy

Portfolio Manager

January 13, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

SALOMON BROTHERS

Cash Management Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

Cash Management Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	0.60%	$1,000.00	$1,006.00	0.55%	$2.77

Class B	0.60	1,000.00	1,006.00	0.55	2.77

Class C(4)	0.60	1,000.00	1,006.00	0.55	2.77

Class O	0.60	1,000.00	1,006.00	0.55	2.77

(1)	For the six months ended December 31, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
(4)	On April 29, 2004, Class 2 shares were renamed as Class C shares.

SALOMON BROTHERS

Cash Management Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.37	0.55%	$2.80

Class B	5.00	1,000.00	1,022.37	0.55	2.80

Class C(3)	5.00	1,000.00	1,022.37	0.55	2.80

Class O	5.00	1,000.00	1,022.37	0.55	2.80

(1)	For the six months ended December 31, 2004.
(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.
(3)	On April 29, 2004, Class 2 shares were renamed as Class C shares.

SALOMON BROTHERS

New York Municipal Money Market Fund

PERFORMANCE REVIEW

As of December 31, 2004, the seven-day current yield for Class A shares of the Salomon Brothers New York Municipals Money Market Fund was 1.36% and its seven-day effective yield, which reflects compounding, was 1.37%.1 Past Performance is no guarantee of future results. The fund’s yields will vary and performance of other share classes may differ.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

MARKET/ECONOMIC OVERVIEW

As 2004 commenced, short-term rates fell and economic conditions were relatively tame, in that growth continued to be modest with almost no change in the labor markets and few inflationary pressures. February was a slower month for tax-exempt money markets and rates on Variable Rate Demand Notes (“VRDN”) (short-term exempt instruments whose rate reset daily or weekly) remained in a tight band. Investors, content with staying in cash equivalents for the time being, continued to focus on the news regarding geopolitical concerns as well as the domestic economic forecast. April is usually characterized by the expectation that investors will redeem cash from money funds to pay taxes. This proved to be the case, as tax-free money funds saw approximately $3 billion in redemptions during income tax season. Economic releases continued to fuel the expectation that the recovery, coupled with the potential rise in inflation, may force the Federal Reserve Board (“Fed”)i to begin to increase rates.

On June 30, the Fed raised the target for the federal funds rate by 0.25% to 1.25%, marking the first increase since May 2000. The Fed also explained that further increases could come at a “measured” pace, as long as inflation remained “relatively low.” In July, a surge in cash led VRDN rates down further, while taxable money market rates inched higher in anticipation of further Fed rate hikes. During August, the Fed raised the overnight rate again by 25 basis pointsii to 1.50%. Meanwhile, investors moved away from money funds into bonds, looking to obtain higher returns, with the premise that the Fed may not raise rates near term, as the pace of economic growth slowed. Another rate hike by the Fed, to 1.75% on September 21, affirmed its objective to move borrowing rates to a more normalized level.

Tax-exempt money market funds enjoyed a favorable fourth quarter, as ratios on VRDN’s versus taxable money market securities stayed competitive. As expected, the Fed raised rates twice during the fourth quarter to 2.25%. After the end of the fund’s reporting period at their February meeting, the Fed once again raised the target rate by 0.25% to 2.50%. The minutes of the December 14 Fed meeting, stated that the committee concluded that interest rates might still be below a level necessary to keep inflation stable. They also reiterated that further increases would come at a “measured” pace. In early December, the tax-exempt market experienced a non-traditional cash flow into money funds, which pushed rates on money market instruments below

SALOMON BROTHERS NEW YORK MUNICIPAL

MONEY MARKET FUND YIELDS AS OF DECEMBER 31, 2004

(unaudited)

	Seven Day Current Yield[1]	Seven Day Effective Yield[1]

Class A Shares	1.36%	1.37%

Class O Shares	1.36%	1.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate and may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

historic ratios versus taxable securities. Portfolio managers sought to purchase VRDN’s to keep their money funds adequately invested. During the last week of December, the short-term market experienced some volatility as money market funds lost cash. In response to the lack of demand, VRDN rates were set higher. Daily adjustable tax-exempts averaged 2% on December 31, 2004, which exceeded the highest overnight tax-exempt rate since November 2001.

Thank you for your investment in the Salomon Brothers New York Municipal Money Market Fund. As ever, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the fund’s investment goals.

Sincerely,

Charles K. Bardes Co-Portfolio Manager	Thomas A. Croak Co-Portfolio Manager

February 3, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[i]	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
ii	A basis point is one one-hundredth ( 1/100 or 0.01) of one percent.

SALOMON BROTHERS

New York Municipal Money
Market Fund

Fund at a Glance (unaudited)

SALOMON BROTHERS

New York Municipal Money Market Fund

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	0.48%	$1,000.00	$1,004.80	0.48%	$2.42

Class O	0.48	1,000.00	1,004.80	0.48	2.42

(1)	For the six months ended December 31, 2004.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SALOMON BROTHERS

New York Municipal Money Market Fund

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.72	0.48%	$2.44

Class O	5.00	1,000.00	1,022.72	0.48	2.44

(1)	For the six months ended December 31, 2004.
(2)	Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Schedules of Investments

December 31, 2004

Salomon Brothers Cash Management Fund

Face Amount	Security	Value
CERTIFICATES OF DEPOSIT — 2.6%
$ 500,000	Caylon NY Branch, 2.35% due 2/1/05	$500,000

COMMERCIAL PAPER — 49.5%
500,000	Atlantic Asset Securitization Corp. Credit Enhanced by Credit Lyonnais, 2.33% due 1/21/05 (a)	499,353
1,000,000	Bank of America Corp., 1.75% due 2/4/05	998,347
750,000	Brahms Funding Corp., Credit Enhanced by Dresdner Bank, 2.39% due 1/10/05 (a)	749,552
500,000	Bryant Park Funding LLC, Credit Enhanced by HSBC Bank USA, 2.40% due 2/9/05 (a)	498,700
750,000	Chesham Financing LLC, Credit Enhanced by BSN Holdings, 2.35% due 2/2/05 (a)	748,433
750,000	Cimarron CDO Ltd., 2.42% due 2/1/05 (a)	748,437
500,000	Georgetown Funding Co. LLC, 2.46% due 2/24/05 (a)	498,155
500,000	Harwood Street Funding, 2.52% due 3/24/05 (a)	497,130
672,000	Ivory Funding Corp., Credit Enhanced by Banc One, 2.35% due 1/25/05 (a)	670,947
1,000,000	Legacy Capital Co. LLC, Credit Enhanced by Liberty Hampshire, 1.89% due 2/16/05 (a)	997,585
750,000	Liberty Street Funding Corp., Credit Enhanced by Bank of Nova Scotia, 2.31% due 1/24/05 (a)	748,893
500,000	Mica Funding LLC, Credit Enhanced Stanfield, 2.40% due 1/20/05 (a)	499,367
500,000	Nyala Funding LLC, 2.40% due 2/15/05 (a)	498,500
500,000	Polonius Inc., Credit Enhanced by Den Danske Bank, 2.35% due 1/26/05 (a)	499,184
525,000	Spintab Swedmortgage AB, 2.35% due 1/26/05	524,143

	TOTAL COMMERCIAL PAPER	9,676,726

DISCOUNT NOTES — 23.0%
1,000,000	Federal Home Loan Mortgage Corporation, 2.35% due 3/8/05	995,692
	Federal National Mortgage Association:
2,000,000	1.96% due 1/5/05	1,999,564
1,500,000	2.35% due 3/9/05	1,493,440

	TOTAL DISCOUNT NOTES	4,488,696

MEDIUM TERM NOTES — 15.3%
1,000,000	Credit Suisse First Boston, N.Y., Credit Enhanced by Credit Suisse, 2.39% due 9/20/05 (a)	1,000,000
1,000,000	Stanfield Victoria Finance Ltd., VRDO, 2.38% due 9/26/05 (b)	999,699
1,000,000	White Pine Finance LLC, VRDO, Credit Enhanced by Banc One, 2.37% due 1/25/05 (a)(b)	999,980

	TOTAL MEDIUM TERM NOTES	2,999,679

MUNICIPAL NOTES — 2.7%
525,000	District of Columbia University Revenue, VRDO, Credit Enhanced by First Union National Bank, 2.47% due 1/6/05 (b)	525,000

REPURCHASE AGREEMENT — 7.7%
1,512,000	Bank of America Tri Party dated 12/31/04, 2.15% due 1/3/05; Proceeds at maturity — $1,512,571 (Fully collateralized by Federal National Mortgage Association, 6.00% due 10/10/24; Market value — $1,542,240)	1,512,000

	TOTAL INVESTMENTS — 100.8% (Cost — $19,702,101*)	19,702,101
	Liabilities in Excess of Other Assets — (0.8)%	(149,514)

	TOTAL NET ASSETS — 100.0%	$19,552,587

See Notes to Financial Statements.

Schedules of Investments

(continued)

The Fund invests primarily in debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 42.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At 12/31/04 the aggregate percentage insured by any one financial institution ranged from 2.5% to 8.5% of total investments.

(a)	For VRDO’s maturity date shown is the date of next interest rate change.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

VRDO — Variable Rate Demand Obligation

See Notes to Financial Statements.

Schedules of Investments

(continued)

Salomon Brothers New York Municipal Money Market Fund

Face Amount	Security	Value

Bond, Revenue, Tax, Tax & Revenue Anticipation Notes — 18.5%
$2,000,000	New York State Thruway Authority General Revenue – Series A, BAN’s, 2.25% due 10/6/05	$2,008,714
2,000,000	North Hempstead, NY, variable purpose – Series A, BAN’s 2.00% due 2/03/05	2,001,640
2,000,000	Oneida County, NY, BAN’s, 2.00% due 4/27/05	2,005,593
3,000,000	Sachem Century School District Holbrook NY, Credit Enhanced by State paid withholding, TAN’s, 2.75% due 6/23/05	3,017,223
5,000,000	William Floyd University Free School District Mastics – Moriches – Shirley, BAN’s, 3.00% due 6/27/05	5,030,987

	TOTAL BOND, REVENUE, TAX, TAX & REVENUE ANTICIPATION NOTES	14,064,157

General Obligation Bonds and Notes — 3.3%
2,500,000	New York State, Insured by AMBAC, 6.00% due 3/1/05	2,520,172

Variable Rate Demand Notes (a) — 77.8%
1,850,000	Auburn, NY IDA Goulds Pumps Inc. Project, AMT, 2.08% due 1/5/05	1,850,000
505,000	Colonie, NY HDC Colonie Terrence Apartments Project, Credit Enhanced by Keybank of New York, 1.95% due 1/5/05	505,000
250,000	Dutchess County, NY IDA Adam Fairacare Farms, AMT, 2.20% due 1/6/05	250,000
700,000	Jay Street, NY Development Corp. Project Series A-2, 2.16% due 1/3/05	700,000
2,000,000	Long Island Power Authority NY Electric System Subseries 7-A, 1.92% due 1/5/05	2,000,000
3,500,000	Metropolitan Transit Authority, NY Series G-2, Insured by AMBAC, 1.97% due 1/6/05	3,500,000
	Monroe County, NY, IDA:
650,000	Axelrod Realty, Credit Enhanced by JP Morgan Chase Bank, AMT, 2.30% due 6/1/05	650,000
2,405,000	BenMar Manufacturing Facility, Credit Enhanced by Chappy Realty Ltd, AMT, 2.12% due 1/6/05	2,405,000
405,000	Mercury Printing, 2.17% due 1/6/05	405,000
	New York City, NY:
2,200,000	Series F-6, 1.96% due 1/5/05	2,200,000
1,230,000	Sub Series A-6, due 1.95% due 1/5/05	1,230,000
	New York City, NY HDC:
1,500,000	Monterey Multi Family Revenue, Series A, Insured by FNMA Collateralized, 1.95% due 1/5/05	1,500,000
2,000,000	Multi Family Revenue 92nd & First, Series A, AMT, Credit Enhanced by Fleet National Bank, 2.03% due 1/5/05	2,000,000
2,550,000	Multi Family Revenue First Avenue Development, Series A, AMT, Insured by FNMA Collateralized, 2.00% due 1/5/05	2,550,000
1,300,000	Multi Family Revenue One Columbus Place Development Series A, AMT, Insured by FNMA Collateralized, 1.99% due 1/5/05	1,300,000
800,000	Parkgate Development, Series A, Insured by FNMA Collateralized, 1.95% due 1/5/05	800,000
1,300,000	New York City, NY IDA Children’s Oncology Society, Credit Enhanced by Bank of New York, 1.98% due 1/5/05	1,300,000
1,930,000	New York City, NY Municipal Water & Sewer Financial Authority System Sub-series F-2, Credit Enhanced by Bayerische Landesbank, 2.18% due 1/3/05	1,930,000
	New York City, NY, Transitional Finance Authority, NYC Recovery:
1,655,000	Sub Series 3-C, Credit Enhanced by Bank of New York, 1.98% due 1/5/05	1,655,000
900,000	Sub Series 3-G, Credit Enhanced by Bank of New York, 1.98% due 1/5/05	900,000
2,700,000	New York City, NY Trust For Cultural Resources Museum Of Broadcasting, 1.95% due 1/5/05	2,700,000
	New York State, Dormitory Authority Revenues:
480,000	Cornell University, Series B, 2.21% due 1/3/05	480,000
1,000,000	Mental Health Services, Sub Series D-2C, 1.97% due 1/6/05	1,000,000
4,000,000	Mental Health Services, Sub Series D-2D, 1.97% due 1/6/05	4,000,000
2,000,000	New York State Environmental Facilities Corp. Solid Waste Series B, AMT, Credit Enhanced by JP Morgan Chase Bank, 2.02% due 1/5/05	2,000,000
	New York State HFA:
3,000,000	8th Avenue Housing, Series A, AMT, Credit Enhanced by Keybank N.A., 2.03% due 1/5/05	3,000,000
1,050,000	Contract Revenue, Series G, Credit Enhanced by West Landesbank AG, 1.98% due 1/5/05	1,050,000
1,000,000	East 39th Street Housing, AMT, Insured by FNMA Collateralized, 2.00% due 1/5/05	1,000,000
3,130,000	Normandie Court I Project, 1.97% due 1/5/05	3,130,000

See Notes to Financial Statements.

Schedules of Investments

(continued)

Salomon Brothers New York Municipal Money Market Fund

Face Amount	Security	Value

Variable Rate Demand Notes (a) — 77.8% (continued)
	New York State Local Government Assistance Corp.:
$ 200,000	Senior Lien, Series A, Insured by FGIC, 1.92% due 1/5/05	$200,000
2,400,000	Series B, 1.92% due 1/5/05	2,400,000
700,000	Series D, 1.95% due 1/5/05	700,000
1,720,000	Otsego County, NY IDA Civil Facilities Revenue, St. James Retirement Community, 2.10% due 1/6/05	1,720,000
750,000	Puerto Rico Commonwealth Government Development, 1.92% due 1/5/05	750,000
2,035,000	Puerto Rico Municipal Financial Agency, Insured by FSA, 1.99% due 1/6/05	2,035,000
3,070,000	Suffolk County, NY IDA Third Project Wolf Family, AMT, Credit Enhanced by HSBC Bank, 2.20% due 1/6/05	3,070,000
375,000	Wyoming County, NY IDA American Precision Industries Inc., Credit Enhanced by HSBC Bank, 2.20% due 1/6/05	375,000

	TOTAL VARIABLE RATE DEMAND NOTES	59,240,000

	TOTAL INVESTMENTS — 99.6% (Cost — $75,824,329*)	75,824,329
	Other Assets in Excess of Liabilities — 0.4%	270,704

	TOTAL NET ASSETS — 100.0%	$76,095,033

AMT — Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 54.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At 12/31/04 the aggregate percentage insured by any one financial institution ranged from 0.3% to 9.4% of total investments.

(a)	Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in the schedule:

AMBAC	— American Municipal Bond Assurance Indemnity Corporation
AMT	— Alternative Minimum Tax
BAN’s	— Bond Anticipation Notes
FGIC	— Federal Guarantee Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
TAN’s	— Tax Anticipation Notes

See Notes to Financial Statements.

\

Statements of Assets and
Liabilities

December 31, 2004

	Cash Management Fund	New York Municipal Money Market Fund
ASSETS:
Investments, at value	$19,702,101	$75,824,329
Cash	1,140	55,491
Receivable for Fund shares sold	54,120	21,946
Interest receivable	2,803	329,908
Prepaid expenses	18,825	9,732
Receivable from Manager	—	21,666

Total Assets	19,778,989	76,263,072

LIABILITIES:
Payable for fund shares reacquired	63,044	69,674
Management fees payable (Note 2)	—	12,723
Administration fees payable (Note 2)	—	3,181
Dividends payable	1,828	8,992
Directors’ fees payable	136	136
Accrued expenses	161,394	73,333

Total Liabilities	226,402	168,039

Total Net Assets	$19,552,587	$76,095,033

NET ASSETS:
Par value of capital shares (Note 5)	$19,554	$76,095
Capital paid in excess of par value	19,533,033	76,018,938

Total Net Assets	$19,552,587	$76,095,033

Shares Outstanding:
Class A	6,774,686	4,016,369

Class B	6,758,321	—

Class C	2,996,872	—

Class O	3,023,781	72,078,652

Net Asset Value:
Class A	$1.00	$1.00

Class B	$1.00	—

Class C	$1.00	—

Class O	$1.00	$1.00

See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2004

	Cash Management Fund	New York Municipal Money Market Fund
INVESTMENT INCOME:
Interest	$546,729	$1,016,020

EXPENSES:
Transfer agency services (Note 3)	127,644	53,706
Management fees (Note 2)	80,508	169,822
Legal fees	56,481	22,824
Shareholder communications	44,503	20,477
Audit and tax fees	30,593	29,581
Registration fees	29,102	26,690
Custody	22,933	15,443
Corporate tax	—	21,666
Administration fees (Note 2)	20,127	42,455
Directors’ fees	4,783	5,682
Other	10,776	8,304

Total Expenses	427,450	416,650
Less: Management fee waiver, administration fee waiver and expense reimbursement (Note 2)	(206,048)	(21,666)

Net Expenses	221,402	394,984

Net Investment Income	325,327	621,036

Net Realized Loss From Investment Transactions	(513)	—

Increase in Net Assets From Operations	$324,814	$621,036

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Year Ended December 31,

Cash Management Fund

	2004	2003
OPERATIONS:
Net investment income	$325,327	$339,353
Net realized gain (loss)	(513)	2,348

Increase in Net Assets From Operations	324,814	341,701

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 4):
Net investment income	(324,814)	(339,353)
Net realized gains	—	(2,348)

Decrease in Net Assets From Distributions to Shareholders	(324,814)	(341,701)

FUND SHARE TRANSACTIONS (NOTE 5):
Proceeds from sales of shares	77,731,104	276,517,239
Net asset value of shares issued for reinvestment of distributions	274,943	237,740
Cost of shares reacquired	(95,468,490)	(290,448,408)

Decrease in Net Assets From Fund Share Transactions	(17,462,443)	(13,693,429)

Decrease in Net Assets	(17,462,443)	(13,693,429)
NET ASSETS:
Beginning of year	37,015,030	50,708,459

End of year	$19,552,587	$37,015,030

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Years Ended December 31,

New York Municipal Money Market Fund

	2004	2003
OPERATIONS:
Net investment income	$621,036	$594,627
Net realized gain	—	160,275

Increase in Net Assets From Operations	621,036	754,902

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 4):
Net investment income	(621,036)	(594,627)
Net realized gains	—	(13,274)

Decrease in Net Assets From Distributions to Shareholders	(621,036)	(607,901)

FUND SHARE TRANSACTIONS (NOTE 5):
Proceeds from sale of shares	62,299,968	138,491,407
Net asset value of shares issued for reinvestment of distributions	597,009	573,606
Cost of shares reacquired	(67,527,577)	(168,979,281)

Decrease in Net Assets From Fund Share Transactions	(4,630,600)	(29,914,268)

Decrease in Net Assets	(4,630,600)	(29,767,267)
NET ASSETS:
Beginning of year	80,725,633	110,492,900

End of year	$76,095,033	$80,725,633

See Notes to Financial Statements.

Financial Highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:

Cash Management Fund

	Class A Shares
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.009	0.007	0.013	0.035	0.058
Distributions from net investment income and net realized gains	(0.009)	(0.007)	(0.013)	(0.035)	(0.058)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (1)	0.9%	0.7%	1.3%	3.6%	6.0%
Net Assets, End of Year (000s)	$6,774	$22,242	$12,690	$18,083	$5,622
Ratios to Average Net Assets:
Expenses (2)(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.77	0.66	1.30	3.22	5.87

Cash Management Fund
	Class B Shares
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.009	0.007	0.013	0.035	0.058
Distributions from net investment income and net realized gains	(0.009)	(0.007)	(0.013)	(0.035)	(0.058)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (1)	0.9%	0.7%	1.3%	3.6%	6.0%
Net Assets, End of Year (000s)	$6,758	$8,325	$12,927	$7,459	$11,079
Ratios to Average Net Assets:
Expenses (2)(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.86	0.69	1.25	3.57	5.79

(1)	Performance figures may reflect fee waivers and or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(2)	The investment manager waived a portion of its management fee for the years ended December 31, 2004, 2003, 2002, 2001 and 2000, respectively. If such fees were not waived, the actual expense ratios would have been 1.06%, 0.72%, 0.79%, 0.82% and 0.71% for Class A and 1.06%, 0.81%, 0.80%, 0.83% and 0.71% for Class B, respectively.
(3)	The ratio of expenses to average net assets will not exceed 0.55% of average net assets, as a result of a voluntary expense limitation, which may be discontinued at any time.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31:

Cash Management Fund

	Class C Shares(1)
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.009	0.007	0.013	0.035	0.058
Distributions from net investment income and net realized gains	(0.009)	(0.007)	(0.013)	(0.035)	(0.058)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	0.9%	0.7%	1.3%	3.6%	6.0%
Net Assets, End of Year (000s)	$2,997	$2,760	$9,109	$4,061	$1,978
Ratios to Average Net Assets:
Expenses (3)(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.82	0.70	1.24	3.25	5.90

Cash Management Fund
	Class O Shares
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.009	0.007	0.013	0.035	0.058
Distributions from net investment income and net realized gains	(0.009)	(0.007)	(0.013)	(0.035)	(0.058)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (2)	0.9%	0.7%	1.3%	3.6%	6.0%
Net Assets, End of Year (000s)	$3,024	$3,688	$15,982	$5,816	$5,718
Ratios to Average Net Assets:
Expenses (3)(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.87	0.70	1.25	3.43	5.82

(1)	On April 29, 2004, Class 2 shares were renamed as Class C shares.
(2)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursement, the total return would be reduced.
(3)	The investment manager waived a portion of its management fee for the years ended December 31, 2004, 2003, 2002, 2001 and 2000, respectively. If such fees were not waived, the actual expense ratios would have been 1.06%, 0.83%, 0.80%, 0.83% and 0.72% for Class C and 1.06%, 1.96%, 0.80%, 0.83% and 0.71% for Class O, respectively.
(4)	The ratio of expenses to average net assets will not exceed 0.55% of average net assets, as a result of a voluntary expense limitation, which may be discontinued at any time.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout each year ended December 31:

New York Municipal Money Market Fund

	Class A Shares
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.007	0.006	0.012	0.025	0.037
Distributions from net investment income and net realized gains	(0.007)	(0.006)	(0.012)	(0.025)	(0.037)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (1)	0.8%	0.7%	1.2%	2.5%	3.8%
Net Assets, End of Year (000s)	$4,016	$4,533	$6,400	$4,973	$4,413
Ratios to Average Net Assets:
Expenses (2)	0.47%	0.41%	0.35%	0.34%	0.38%
Net investment income	0.74	0.56	1.19	2.49	3.68

New York Municipal Money Market Fund
	Class O Shares
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Net investment income	0.007	0.006	0.012	0.025	0.037
Distributions from net investment income and net realized gains	(0.007)	(0.006)	(0.012)	(0.025)	(0.037)

Net Asset Value, End of Year	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return (1)	0.8%	0.7%	1.2%	2.5%	3.8%
Net Assets, End of Year (000s)	$72,079	$76,189	$104,082	$98,267	$138,146
Ratios to Average Net Assets:
Expenses (2)	0.47%	0.41%	0.35%	0.34%	0.38%
Net investment income	0.73	0.63	1.20	2.51	3.69

(1)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursement, the total return would be reduced.
(2)	The investment manager waived a portion of its management fee for the years ended December 31, 2004, 2003 and 2002 respectively. If such fees were not waived, the actual expense ratios would have been 0.49%, 0.43% and 0.39% for Class A and 0.49%, 0.46% and 0.39% for Class O, respectively.

See Notes to Financial Statements.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of Salomon Brothers Series Funds Inc (“Series Fund”), Salomon Brothers Investors Value Fund Inc, Salomon Brothers Capital Fund Inc and Salomon Funds Trust.

Salomon Brothers Cash Management Fund (“Cash Management Fund”) and Salomon Brothers New York Municipal Money Market Fund (“New York Municipal Money Fund”) (together the “Funds”), are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could differ from these estimates.

(a)  Securities Valuation.    Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”) which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b)  Repurchase Agreements.    When entering into repurchase agreements, it is the Cash Management Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)  Investment Transactions and Interest Income.    Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or the amortization of premiums, is recognized when earned. Gains and losses on sales of securities are calculated on the identified cost basis.

(d)  Dividends and Distributions to Shareholders.    Dividends on the shares of the Funds are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Distributions of net realized gains to shareholders of the Funds, if any, are declared at least annually. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e)  Class Accounting.    Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Transfer agency services relating to a specific class are charged directly to that class.

(f)  Expenses.    Direct expenses are charged to the Funds that incurred them, and general expenses of the Investment Series are allocated to the Funds based on its relative average net assets for the period in which the expense was incurred.

(g)  Federal and Other Taxes.    It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Generally, the Fund intends to distribute substantially all of its tax-exempt income, taxable income and net realized gains on investments, if any, to shareholders each year. However, during the current year, the New York Municipal Money Market Fund retained $61,905 of short-term capital gains, and a tax provision of $21,666 is required. The taxes paid were reimbursed by an affiliate of the investment manager. Therefore, there was no effect on the net assets or net asset values per share.

Notes to Financial Statements

(continued)

(h)  Reclassification.    GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, New York Municipal Money Market Fund reclassified $61,905 between accumulated net realized gain and paid-in capital as a result of permanent differences attributable to the retention of short-term capital gains taxed at the Fund level. The taxes paid will be reimbursed by an affiliate of the investment manager. These reclassifications have not effect on net assets or net asset values per share. Salomon Brothers Series Funds, Inc. — Cash Management Fund did not require a reclass.

2. Management Fee and Other Agreements With Affiliates

Each Fund retains Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), to act as its investment manager, subject to the supervision by the Board of Directors of each Fund. SBAM furnishes the Investment Series with office space and certain services and facilities required for conducting the business of the Investment Series and pays the compensation of its officers. The management fee for these services for each Fund is calculated at an annual rate of 0.20% of each Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, serves as administrator to the Funds. As compensation for its services, the Funds pay SBFM a fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the year ended December 31, 2004, SBAM and SBFM voluntarily waived all of their fees, resulting in waived management fees of $80,508, waived administration fees of $20,127 and an expense reimbursement of $105,413 for the Cash Management Fund. For the New York Municipal Money Market Fund, SBAM reimbursed $21,666 of the Fund’s expenses during the year ended December 31, 2004.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

During the year ended December 31, 2004, Citigroup or affiliated entities, held shares of the Fund in non-discretionary nominee accounts on behalf of certain non-affiliated investors.

Contingent deferred sales charges of $8,311, $34,572 and $4,237 were paid to CGM, in connection with redemptions of certain Class A, B and C shares, respectively, of the Cash Management Fund for the year ended December 31, 2004.

All officers and one Director of the Funds are employees of Citigroup or its affiliates and do not receive compensation from the Funds.

3. Class Specific Expenses

For the year ended December 31, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C	Class O
Cash Management Fund	$44,056	$21,065	$11,156	$51,367
New York Municipal Money Fund	3,974	—	—	49,732

Notes to Financial Statements

(continued)

4. Distributions Paid to Shareholders by Class

	Year Ended December 31, 2004	Year Ended December 31, 2003
Cash Management Fund:
Class A
Net investment income	$157,561	$192,147
Net realized gains	—	1,151

Total	$157,561	$193,298

Class B
Net investment income	$75,833	$75,067
Net realized gains	—	624

Total	$75,833	$75,691

Class C
Net investment income	$63,202	$45,055
Net realized gains	—	384

Total	$63,202	$45,439

Class O
Net investment income	$28,218	$27,084
Net realized gains	—	189

Total	$28,218	$27,273

New York Municipal Money Fund:
Class A
Net investment income	$31,823	$50,457
Net realized gains	—	702

Total	$31,823	$51,159

Class C
Net investment income	$2	$25
Net realized gains	—	1

Total	$2	$26

Class O
Net investment income	$589,211	$544,145
Net realized gains	—	12,571

Total	$589,211	$556,716

Notes to Financial Statements

(continued)

5. Capital Stock

At December 31, 2004, the Series Fund had 10,000,000,000 shares of authorized capital stock, with par value of $0.001 per share. Transactions in Fund shares, each at $1.00, for the periods indicated were as follows:

	Year Ended December 31, 2004	Year Ended December 31, 2003
Cash Management Fund
Class A
Shares sold	24,821,966	231,065,584
Shares issued on reinvestment	133,748	121,209
Shares reacquired	(40,423,057)	(221,634,664)

Net Increase (Decrease)	(15,467,343)	9,552,129

Class B
Shares sold	7,243,263	7,294,149
Shares issued on reinvestment	60,401	56,274
Shares reacquired	(8,871,111)	(11,952,324)

Net Decrease	(1,567,447)	(4,601,901)

Class C†
Shares sold	21,535,866	20,743,860
Shares issued on reinvestment	57,024	40,661
Shares reacquired	(21,356,090)	(27,133,700)

Net Increase (Decrease)	236,800	(6,349,179)

Class O
Shares sold	24,130,009	17,413,646
Shares issued on reinvestment	23,770	19,596
Shares reacquired	(24,818,232)	(29,727,720)

Net Decrease	(664,453)	(12,294,478)

New York Municipal Money Fund
Class A
Shares sold	972,540	84,639,998
Shares issued on reinvestment	31,782	39,887
Shares reacquired	(1,520,586)	(86,542,678)

Net Decrease	(516,264)	(1,862,793)

Class C†‡
Shares issued on reinvestment	2	24
Shares reacquired	(3,830)	(6,700)

Net Decrease	(3,828)	(6,676)

Class O
Shares sold	61,327,428	53,851,409
Shares issued on reinvestment	565,225	533,695
Shares reacquired	(66,003,161)	(82,429,903)

Net Decrease	(4,110,508)	(28,044,799)

†	On April 29, 2004, Class 2 shares were renamed as Class C shares.
‡	On February 9, 2004, Class C shares were fully redeemed.

Notes to Financial Statements

(continued)

6. Portfolio Investment Risks

The Cash Management Fund and New York Municipal Money Fund invest in money market instruments maturing in thirteen months or less whose short-term credit ratings are within the highest rating categories of two nationally recognized statistical rating organizations (“NRSROs”) or if rated by only one NRSRO, the NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality. The New York Municipal Money Fund pursues its investment objective by investing at least 80% of its net assets in obligations that are exempt from Federal, New York State and New York City personal income taxes. Because the New York Municipal Money Fund invests primarily in obligations of the State and City of New York, it is more susceptible to factors adversely affecting issuers of such obligations than a fund that is more diversified.

7. Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2004 were as follows:

	New York Municipal Money Market Fund	Cash Management Fund
Distributions paid from:
Tax Exempt	$621,036	—
Ordinary Income	—	$324,814
Net Long-term Capital Gains	—	—

Total Distributions Paid	$621,036	$324,814

As of December 31, 2004, there were no significant differences between the book and tax components of net assets.

On December 31, 2004, the Cash Management Fund had a net capital loss carryforward of $11, which expires on December 31, 2012. This amount will be available to offset like amounts of any future taxable gains.

8. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

Notes to Financial Statements

(continued)

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Funds did not implement the contractual arrangement described above and will not receive any payments.

9. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Salomon Brothers Series Funds Inc and Shareholders of

Salomon Brothers Cash Management Fund and

Salomon Brothers New York Municipal Money Market Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Salomon Brothers Cash Management Fund and Salomon Brothers New York Municipal Money Market Fund (two of the portfolios constituting Salomon Brothers Series Funds Inc, hereafter referred to as the “Funds”) at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 18, 2005

Additional Information

(unaudited)

Information about Directors and Officers

The business and affairs of the Salomon Brothers Series Funds Inc (“Company”) are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Company is set forth below. The Statement of Additional Information includes additional information about the Directors of the Company and is available, without charge, upon request by calling the Company’s transfer agent at 1-800-SALOMON.

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director
Non-Interested Directors:
Carol L. Colman Colman Consulting Co. 278 Hawley Road North Salem, NY 10560 Birth Year: 1946	Director	Since 1996	President, Colman Consulting Co.	37	None

Daniel P. Cronin 24 Woodlawn Avenue New Rochelle, NY 10804 Birth Year: 1946	Director	Since 1996	Retired; formerly Associate General Counsel, Pfizer Inc.	34	None

Leslie H. Gelb 150 East 69th Street New York, NY 10021 Birth Year: 1937	Director	Since 2002	President Emeritus and Senior Board Fellow, The Council on Foreign Relations; formerly, Columnist, Deputy Editorial Page Editor, Op-Ed Page, The New York Times.	34	Director of two registered investment companies advised by Advantage Advisers, Inc. (“Advantage”)

William R. Hutchinson 535 N. Michigan Avenue Suite 1012 Chicago, IL 60611 Birth Year: 1942	Director	Since 2003	President, W.R. Hutchinson & Associates Inc. (consultant); formerly Group Vice President, Mergers and Acquisitions, BP p.l.c.	44	Director, Associated Banc-Corp.

Dr. Riordan Roett The Johns Hopkins University 1740 Massachusetts Ave., NW Washington, DC 20036 Birth Year: 1938	Director	Since 2002	Professor and Director, Latin American Studies Program, Paul H. Nitze School of Advanced International Studies, The Johns Hopkins University.	34	None

Jeswald W. Salacuse Tufts University — The Fletcher School of Law & Diplomacy 160 Packard Avenue Medford, MA 02155 Birth Year: 1938	Director	Since 2002	Henry J. Braker Professor of Commercial Law and formerly Dean, The Fletcher School of Law & Diplomacy, Tufts University.	34	Director of two registered investment companies advised by Advantage

Additional Information

(unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director
Interested Director:
R. Jay Gerken, CFA** Citigroup Asset Management (“CAM”) 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Citigroup Global Markets Inc. (“CGM”); Chairman, President and Chief Executive Officer of Smith Barney Fund Management LLC (“SBFM”), Travelers Investment Adviser, Inc. (“TIA”) and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly, Portfolio Manager of Smith Barney Allocation Series Inc. (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000).	219	None
Officers:
Andrew B. Shoup CAM 125 Broad Street, 10th Floor New York, NY 10004 Birth Year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003);
			Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000).	N/A	N/A

Frances M. Guggino CAM 125 Broad Street, 10th Floor New York, NY 10004	Chief Financial Officer and Treasurer	Since 2004	Director of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with	N/A	N/A
Birth Year: 1957	Controller	2003	Citigroup; Controller of certain mutual funds associated with Citigroup (from 1999-2003).

Robert E. Amodeo CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1964	Executive Vice President	Since 1992	Managing Director (since 2002) and Director (from 1999 to 2002), Salomon Brothers Asset Management Inc (“SBAM”) and CAM.	N/A	N/A

Additional Information

(unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director
Charles K. Bardes CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1959	Executive Vice President	Since 1998	Director of SBAM.	N/A	N/A

James E. Craige, CFA CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1967	Executive Vice President	Since 1995	Managing Director of SBAM.	N/A	N/A

Thomas A. Croak CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1961	Executive Vice President	Since 1998	Director of SBAM.	N/A	N/A
Robert Feitler, Jr. CAM 399 Park Avenue, 4th Floor New York, NY 10022 Year of Birth: 1959	Executive Vice President	Since 2004	Director of SBAM.	N/A	N/A

Thomas K. Flanagan, CFA CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1953	Executive Vice President	Since 1995	Managing Director of SBAM.	N/A	N/A
Vincent Gao CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1974	Executive Vice President	Since 2004	Director of SBAM.	N/A	N/A

John G. Goode CAM One Sansome Street 36th Floor San Francisco, CA 94104 Birth Year: 1944	Executive Vice President	Since 2002	Managing Director of SBAM.	N/A	N/A

Peter J. Hable CAM One Sansome Street 36th Floor San Francisco, CA 94104 Birth Year: 1958	Executive Vice President	Since 2002	Managing Director of SBAM.	N/A	N/A

Kevin Kennedy CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1954	Executive Vice President	Since 1996	Managing Director of SBAM.	N/A	N/A

Additional Information

(unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Roger M. Lavan, CFA CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1963	Executive Vice President	Since 1995	Managing Director of SBAM.	N/A	N/A

Mark J. McAllister CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962	Executive Vice President	Since 2000	Managing Director of SBAM.	N/A	N/A

Michael McElroy Citigroup Centre Canada Square London E14 5LB England Year of Birth: 1965	Executive Vice President	Since 2004	Managing Director of SBAM.	N/A	N/A

Maureen O’Callaghan CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1964	Executive Vice President	Since 1997	Managing Director (since January 2001); formerly Director and Vice President of SBAM (prior to 2001).	N/A	N/A

Beth A. Semmel, CFA CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1960	Executive Vice President	Since 1995	Managing Director of SBAM.	N/A	N/A

Peter J. Wilby, CFA CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1958	Executive Vice President	Since 1995	Managing Director of SBAM.	N/A	N/A

George J. Williamson CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1933	Executive Vice President	Since 1998	Managing Director of SBAM.	N/A	N/A

Andrew Beagley CAM 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1962	Chief Compliance Officer Chief Anti-Money Laundering Compliance Officer	Since 2004 Since 2002	Compliance Officer, Chief Compliance Officer and Vice President of certain mutual funds associated with Citigroup; Director of Compliance, Europe, the Middle East and Africa, Citigroup Asset Management (from 1999 to 2000).	N/A	N/A

Additional Information

(unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Wendy S. Setnicka CAM 125 Broad Street, 10th Floor New York, NY 10004 Birth Year: 1964	Controller	Since 2004	Vice President of CAM; Controller of certain mutual funds associated with Citigroup; Assistant Controller of CAM (from 2002 to 2004). Accounting Manager with CAM (from 1998 to 2002).	N/A	N/A

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary of CFM; Secretary and Chief Legal Officer of mutual funds associated with Citigroup.	N/A	N/A

*	Directors are elected until the Company’s next annual meeting and until their successors are elected and qualified. Officers are elected or appointed by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve.
**	Mr. Gerken is an “interested person” of the Company as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of the Manager and certain of its affiliates.

Important Tax Information

(unaudited)

All of the net investment income distributions paid monthly by the New York Municipal Money Market Fund during the taxable year ended December 31, 2004 qualify as tax-exempt interest dividends for federal income tax purposes.

Please retain this information for your records.

Salomon Brothers Investment Series

INVESTMENT MANAGER

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

DISTRIBUTOR

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

LEGAL COUNSEL

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, New York 10017

DIRECTORS

Carol L. Colman

Daniel P. Cronin

Leslie H. Gelb

R. Jay Gerken, CFA

Chairman

William R. Hutchinson

Riordan Roett

Jeswald W. Salacuse

OFFICERS

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer

and Treasurer

Robert E. Amodeo

Executive Vice President

Charles K. Bardes

Executive Vice President

James E. Craige, CFA

Executive Vice President

Thomas A. Croak

Executive Vice President

Robert Feitler, Jr.

Executive Vice President

Thomas K. Flanagan

Executive Vice President

Vincent Gao

Executive Vice President

John G. Goode

Executive Vice President

Peter J. Hable

Executive Vice President

Kevin Kennedy

Executive Vice President

Roger M. Lavan, CFA

Executive Vice President

Mark J. McAllister

Exective Vice President

Michael McElroy

Executive Vice President

Maureen O’Callaghan

Executive Vice President

Beth A. Semmel, CFA

Executive Vice President

Peter J. Wilby, CFA

Executive Vice President

George J. Williamson

Executive Vice President

Andrew Beagley

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

Salomon Brothers Investment Series

Cash Management Fund

New York Municipal Money Market Fund

The Funds are separate investment funds of the Salomon Brothers Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Investment Series and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund. Please read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT

399 Park Avenue

New York, New York 10022

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

SBSMMANN 12/04 05-7847

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that William R. Hutchinson, the Chairman of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Hutchinson as the Audit Committee’s financial expert. Mr. Hutchinson is an “independent” Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	Principal Accountant Fees and Services

(a)	Audit Fees for Salomon Brothers Series Funds Inc. were $282,000 and $307,000 for the years ended 12/31/04 and 12/31/03, respectively.

(b)	Audit-Related Fees for Salomon Brothers Series Funds Inc. were $0 and $0 for the years ended 12/31/04 and 12/31/03.

In addition, there were no Audit-Related Fees billed in the years ended 12/31/04 and 12/31/03 for assurance and related services by the Accountant to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Salomon Brothers Series Funds Inc. (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the period May 6, 2003 to December 31, 2004 (prior to May 6, 2003 services provided by the Accountant were not required to be pre-approved).

(c)	Tax Fees for Salomon Brothers Series Funds Inc. were $32,700 and $36,800 for the years ended 12/31/04 and 12/31/03. These amounts represent aggregate fees paid for tax compliance and tax advice, which includes (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Salomon Brothers Series Funds Inc.

There were no fees billed for tax services by the Accountants to service affiliates for the period May 6, 2003 through December 31, 2004 that required pre-approval by the Audit Committee.

(d)	There were no All Other Fees for Salomon Brothers Series Funds Inc. for the years ended 12/31/04 and 12/31/03.

All Other Fees. The aggregate fees billed for all other non-audit services rendered by the Accountant to Salomon Brothers Asset Management (“SBAM”), and any entity controlling, controlled by or under common control with SBAM that provided ongoing services to Salomon Brothers Series Funds Inc., requiring pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2004, which included the issuance of reports on internal control under SAS No. 70 relating to various Citigroup Asset Management (“CAM”) entities, a profitability review of the Adviser, and phase 1 of an analysis of Citigroup’s current and future real estate occupancy requirements in the tri-state area and security risk issues in the New York metro region, were $1.39 million; all of which were pre-approved by the Audit Committee.

(e)	(1) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent registered public accounting firm public accounting firm to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the independent registered public accounting firm. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent registered public accounting firm, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Salomon Brothers Series Funds Inc., the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03; Tax Fees were 100% and 100% for the years ended 12/31/04 and 12/31/03. There were no Other Fees paid by the Salomon Brothers Series Funds Inc.

(f)	N/A

(g)	Non-audit fees billed by the Accountant for services rendered to Salomon Brothers Series Funds Inc. and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Salomon Brothers Series Funds Inc. were $3.5 million and $6.4 million for the years ended 12/31/04 and 12/31/03.

(h)

Yes. The Salomon Brothers Series Funds Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor’s independence. All services provided by the

Accountant to the Salomon Brothers Series Funds Inc. or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Series Funds Inc

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Salomon Brothers Series Funds Inc

Date:	March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Salomon Brothers Series Funds Inc

Date:	March 11, 2005

By:	/s/ FRANCES M. GUGGINO
(Frances M. Guggino)
Chief Financial Officer of Salomon Brothers Series Funds Inc

Date:	March 11, 2005